ASSET RETIREMENT OBLIGATIONS (Details 1) - Provision for decommissioning, restoration and rehabilitation costs [member]	Dec. 31, 2017	Dec. 31, 2016
Canada [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	2.30%	2.30%
France [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	1.80%	1.70%
Netherlands [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	0.50%	(0.30%)
Germany [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	1.00%	0.90%
Ireland [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	0.40%	0.50%
Australia [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	2.90%	3.20%
USA [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	2.40%	2.60%